Cash and cash equivalents (Details) ₽ in Millions, $ in Millions	Sep. 30, 2019 USD ($)	Sep. 30, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)
Cash and cash equivalents
Cash and cash equivalents		₽ 35,789	₽ 40,966
Cash deposit | $	$ 2.5
Gross carrying amount
Cash and cash equivalents
Correspondent accounts with Central Bank of Russia (CBR)		830	5,587
Cash with banks and on hand		3,085	13,119
Short-term CBR deposits		9,200	21,000
Other short-term bank deposits		22,676	1,267
Loss allowance / Impairment
Cash and cash equivalents
Cash and cash equivalents		₽ (2)	₽ (7)